Supplemantary Financial Statements Information	6 Months Ended
Jun. 30, 2016
Supplemantary Financial Statements Information
Supplementary Financial Statements Information
Note 5 -  Supplementary Financial Statements Information

A.          Cash and cash equivalents

	June 30,	December 31,
	2016	2015
	U.S. Dollars (in thousands)
Bank balances	23,854	30,743
Restricted cash	90	90

	23,944	30,833

As of June 30, 2016 and December 31, 2015, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars).

The Company’s cash and cash equivalent balance at June 30, 2016 and December 31, 2015 is denominated in the following currencies:

	June 30,	December 31,
	2016	2015
	U.S. Dollars (in thousands)
US Dollars	19,934	26,703
New Israeli Shekels	1,760	2,002
Chinese RMB	900	640
Euro	767	770
Japanese YEN	209	142
Other currencies	374	576

	23,944	30,833

B.          Inventories

	June 30,	December 31,
	2016	2015
	U.S. Dollars (in thousands)
Components	15,297	12,739
Work in process	6,164	6,453
Finished products (including systems at customer locations not yet sold)	10,234	10,386

	31,695	29,578

Inventories are presented in:

	June 30,	December, 31
	2016	2015
	U.S. Dollars (in thousands)
Current assets	29,388	27,599
Long-term assets	2,307	1,979

	31,695	29,578

C.          Other Current Assets

	June 30,	December 31,
	2016	2015
	U.S. Dollars (in thousands)
Prepaid expenses	836	600
Advances to suppliers	204	220
Deposits for operating leases	222	203
Due from Government institutions	892	182
Other	149	507

	2,303	1,712

D.          Property, Plant and Equipment, Net

	June 30,	December, 31
	2016	2015
	U.S. Dollars (in thousands)
Land	863	863
Building	10,840	10,764
Machinery and equipment	6,793	6,260
Office furniture and equipment	1,239	1,225
Computer equipment and software	3,851	4,996
Automobiles	87	87
Leasehold improvements	1,124	1,130

	24,797	25,325
Less accumulated depreciation	10,814	11,794

	13,983	13,531

E.          Goodwill and Intangible Assets, Net

1.          Goodwill

	June 30,	December, 31
	2016	2015
	U.S. Dollars (in thousands)
Goodwill	3,653	3,653
Accumulated impairment losses	(3,653)	(3,653)

	-	-

2.          Intangible assets, net

	June 30,	December, 31
	2016	2015
	U.S. Dollars (in thousands)
Patent registration costs	2,257	2,077
IPR&D	1,002	1,002

Intangible assets at cost	3,259	3,079

Accumulated amortization and impairment	2,394	2,284

Total intangible asset, net	865	795

F.          Other Current Liabilities

	June 30,	December, 31
	2016	2015
	U.S. Dollars (in thousands)
Liability in respect of litigation	14,600	14,600
Accrued employee compensation and related benefits	5,520	6,634
Commissions	3,650	2,876
Accrued expenses	2,682	2,446
Advances from customers and deferred revenues	2,026	1,961
Accrued warranty costs	1,383	1,448
Government institutions	978	737
Current maturities of OCS liability	186	10

	31,025	30,712

G.          Other Long-Term Liabilities

	June 30,	December, 31
	2016	2015
	U.S. Dollars (in thousands)
Liability to OCS, mainly in respect of business combinations	4,775	4,768